Significant judgments, key assumptions and estimates	12 Months Ended
Jun. 30, 2023
Significant judgments, key assumptions and estimates
Significant judgments, key assumptions and estimates

3. Significant judgments, key assumptions and estimates

Not all of these significant accounting policies require management to make subjective or complex judgments or estimates. The following is intended to provide an understanding of the policies that management considers critical because of the level of complexity, judgment or estimations involved in their application and their impact on the Consolidated Financial Statements. These judgments involve assumptions or estimates in respect of future events. Actual results may differ from these estimates.

Estimation	Main assumptions	Potential implications	Main references
Control, joint control or significant influence

Judgment relative to the determination that the Group holds an interest in the shares of investees (considering the existence and influence of significant potential voting rights), its right to designate members in the executive management of such companies (usually the Board of directors) based on the investees’ bylaws; the composition and the rights of other shareholders of such investees and their capacity to establish operating and financial policies for investees or to take part in the establishment thereof.

		Accounting treatment of investments as subsidiaries (consolidation) or associates (equity method)	Note 2.3
Recoverable amounts of cash-generating units (even those including goodwill), associates and assets.

The discount rate and the expected growth rate before taxes in connection with cash-generating units.

The discount rate and the expected growth rate after taxes in connection with associates.

Cash flows are determined based on past experiences with the asset or with similar assets and in accordance with the Group’s best factual assumption relative to the economic conditions expected to prevail.

Business continuity of cash-generating units.

Appraisals made by external appraisers and valuators with relation to the assets’ fair value, net of realization costs (including real estate assets).

		Should any of the assumptions made be inaccurate, this could lead to differences in the recoverable values of cash-generating units.	Note 8 – Investments in associates and joint ventures Note 10 – Property, plant and equipment Note 12 – Intangible assets
Estimated useful life of intangible assets and property, plant and equipment	Estimated useful life of assets based on their conditions.	Recognition of accelerated or decelerated depreciation by comparison against final actual earnings (losses).	Note 10 – Property, plant and equipment Note 12 – Intangible assets
Fair value valuation of investment properties	Fair value valuation made by external appraisers and valuators. See Note 10.	Incorrect valuation of investment property values	Note 9 – Investment properties
Income tax

The Group estimates the income tax amount payable for transactions where the Treasury’s Claim cannot be clearly determined.

Additionally, the Group evaluates the recoverability of assets due to deferred taxes considering whether some or all of the assets will not be recoverable.

		Upon the improper determination of the provision for income tax, the Group will be bound to pay additional taxes, including fines and compensatory and punitive interest.	Note 21 – Taxes
Allowance for doubtful accounts	A periodic review is conducted of receivables risks in the Group’s clients’ portfolios. Bad debts based on the expiration of account receivables and account receivables’ specific conditions.	Improper recognition of charges / reimbursements of the allowance for bad debt.	Note 15 – Trade and other receivables
Level 2 and 3 financial instruments	Main assumptions used by the Group are:	Incorrect recognition of a charge to income / (loss).	Note 14 – Financial instruments by category
• Discounted projected income by interest rate
• Values determined in accordance with the shares in equity funds on the basis of its Financial Statements, based on fair value or investment assessments.
• Comparable market multiple (EV/GMV ratio).
• Underlying asset price (Market price); share price volatility (historical) and market interest-rate (Libor rate curve).
Probability estimate of contingent liabilities.	Whether more economic resources may be spent in relation to litigation against the Group; such estimate is based on legal advisors’ opinions.	Charge / reversal of provision in relation to a claim.	Note 19 – Provisions
Qualitative considerations for determining whether or not the replacement of the debt instrument involves significantly different terms

The entire set of characteristics of the exchanged debt instruments, and the economic parameters represented therein:

Average lifetime of the exchanged liabilities; Extent of effects of the debt terms (linkage to index; foreign currency; variable interest) on the cash flows from the instruments.

		Classification of a debt instrument in a manner whereby it will not reflect the change in the debt terms, which will affect the method of accounting recording.	Note 14 – Financial instruments by category